INFORMATION ABOUT REVENUES & GEOGRAPHIC AREAS	12 Months Ended
Dec. 31, 2014
INFORMATION ABOUT REVENUES & GEOGRAPHIC AREAS
INFORMATION ABOUT REVENUES & GEOGRAPHIC AREAS

15. INFORMATION ABOUT SEGMENTS, REVENUES & GEOGRAPHIC AREAS

        Prior to 2014, the Company operated as a single operating segment. The Company's chief operating decision maker ("CODM") reviewed financial information on a consolidated basis for purposes of allocating resources and assessing financial performance. The Company's CODM is the management committee consisting of a group of top managers made up of its CEO and a group of his direct reports. During 2014, the Company revised its organizational structure separating several focus areas in product lines and geographies. As a result, financial information that the Company's CODM regularly reviews for purposes of allocating resources and assessing performance changed. Therefore, beginning 2014, the Company started to report its financial performance based on the following reportable segments: Russian Search and Portal, Russian E-commerce. The results of the Company's remaining operating segments, including its Turkish and Ukrainian operations, Media Services, Taxi, Classified Aggregators and Data Factory, that do not meet the quantitative thresholds for disclosure, are included in Other category. The accounting policies of the segments are the same as those described in the summary of significant accounting policies. Prior periods were restated to conform with the current year presentation.

        The measures of the segment's profits and losses that are used by CODM to assess segment performance and decide how to allocate resources are presented below. Each segment's assets and capital expenditures are not reviewed by the CODM.

	2012	2013	2014	2014
	RUR	RUR	RUR	$
Russian Search and Portal:
Revenues from external customers	25,536	34,906	45,303	805.3
Intersegment revenues	292	388	511	9.1
Depreciation and amortization	(2,669)	(3,279)	(3,808)	(67.7)
Adjusted operating income	8,579	12,351	16,394	291.4
Russian E-commerce:
Revenues from external customers	2,081	2,907	3,130	55.6
Intersegment revenues	—	—	—	—
Depreciation and amortization	(33)	(38)	(38)	(0.7)
Adjusted operating income	1,665	2,274	1,938	34.5
Other:
Revenues from external customers	1,150	1,689	2,334	41.5
Intersegment revenues	—	—	—	—
Depreciation and amortization	(249)	(378)	(638)	(11.3)
Adjusted operating income	(414)	(1,034)	(1,799)	(32.0)
Eliminations:
Revenues from external customers	—	—	—	—
Intersegment revenues	(292)	(388)	(511)	(9.1)
Depreciation and amortization	—	—	—	—
Adjusted operating income	—	—	—	—
Total:
Revenues from external customers	28,767	39,502	50,767	902.4
Intersegment revenues	—	—	—	—
Depreciation and amortization	(2,951)	(3,695)	(4,484)	(79.7)
Adjusted operating income	9,830	13,591	16,533	293.9

        The reconciliation between adjusted operating income and net income is as follows:

	2012	2013	2014	2014
	RUR	RUR	RUR	$
Adjusted operating income	9,830	13,591	16,533	293.9
Less share-based compensation expense	(376)	(754)	(1,210)	(21.5)
Add interest income, net	1,002	1,717	856	15.2
Add other income, net	118	2,159	6,296	111.9
Less provision for income taxes	(2,351)	(3,239)	(5,455)	(97.0)

Net income	8,223	13,474	17,020	302.5

        The Company's revenues consist of the following:

	2012	2013	2014	2014
	RUR	RUR	RUR	$
Advertising revenue(1):
Text-based advertising:
Yandex websites	20,610	27,584	35,228	626.2
Yandex ad network websites	4,898	7,885	11,410	202.8

Total text-based advertising	25,508	35,469	46,638	829.0
Display advertising	2,592	3,379	3,509	62.4

Total advertising revenue	28,100	38,848	50,147	891.4
Online payment commissions	552	394	—	—
Other revenues	115	260	620	11.0

Total revenues	28,767	39,502	50,767	902.4

(1)

The Company records revenue net of VAT, commissions and discounts. Because it is impractical to track commissions and discounts for text-based advertising revenues generated on Yandex websites and on those of the Yandex ad network members separately, the Company has allocated commissions and discounts between its Yandex websites and the Yandex ad network websites proportionately to their respective gross revenue contributions.

        Revenues by geography are based on the billing address of the advertiser. The following table sets forth revenues and long-lived assets other than financial instruments and deferred tax assets by geographic area:

	2012	2013	2014	2014
	RUR	RUR	RUR	$
Revenues:
Russia	27,300	36,814	46,242	822.0
Rest of the world	1,467	2,688	4,525	80.4

Total revenues	28,767	39,502	50,767	902.4

Long-lived assets, net:
Russia	8,447	11,998	21,115	375.3
Finland	—	638	6,481	115.2
US	1,043	841	1,002	17.9
Rest of the world	408	989	1,723	30.6

Total long-lived assets, net	9,898	14,466	30,321	539.0